Other payables (Details) - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022
Other payables
Holiday pay accrual	€ 643	€ 612
Salary	1,555	2,186
Accrued expenses	1,953	2,228
Foreign currency option - current	427	10
Other	183	131
Total other payables	€ 4,761	€ 5,167